UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00630
Van Kampen Enterprise Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.1%
Air Freight & Logistics 3.3%
C.H. Robinson Worldwide, Inc.	210,111	$11,734,699
Expeditors International of Washington, Inc.	471,868	17,421,367

		29,156,066

Application Software 4.1%
Adobe Systems, Inc. (a)	353,617	12,507,433
Salesforce.com, Inc. (a)	318,600	23,719,770

		36,227,203

Biotechnology 2.3%
Illumina, Inc. (a)	521,243	20,276,353

Casinos & Gaming 5.2%
Las Vegas Sands Corp. (a)	696,104	14,722,599
Wynn Resorts Ltd.	402,737	30,539,547

		45,262,146

Communications Equipment 4.7%
Cisco Systems, Inc. (a)	884,864	23,033,010
Research In Motion Ltd. (Canada) (a)	247,678	18,315,788

		41,348,798

Computer Hardware 7.7%
Apple, Inc. (a)	285,440	67,058,419

Construction Materials 2.1%
Cemex SAB de CV — ADR (Mexico) (a)	723,573	7,387,680
Martin Marietta Materials, Inc.	128,341	10,722,891

		18,110,571

Consumer Finance 4.9%
American Express Co.	498,220	20,556,557
Redecard SA (Brazil)	1,216,763	22,510,475

		43,067,032

Data Processing & Outsourced Services 4.5%
MasterCard, Inc., Class A	111,082	28,214,828

Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Data Processing & Outsourced Services (continued)
Visa, Inc., Class A	125,276	$11,403,874

		39,618,702

Department Stores 1.3%
Sears Holdings Corp. (a)	106,926	11,593,986

Distributors 1.8%
Li & Fung Ltd. (Bermuda)	3,230,000	15,891,554

Diversified Commercial & Professional Services 0.2%
Corporate Executive Board Co.	61,948	1,647,197

Electrical Components & Equipment 0.5%
First Solar, Inc. (a)	38,637	4,738,828

Fertilizers & Agricultural Chemicals 3.6%
Monsanto Co.	441,946	31,563,783

Health Care Equipment 1.8%
Intuitive Surgical, Inc. (a)	45,060	15,686,738

Health Care Supplies 0.6%
Gen-Probe, Inc. (a)	111,073	5,553,650

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	300,587	4,992,750

Internet Retail 7.2%
Amazon.com, Inc. (a)	463,660	62,932,572

Internet Software & Services 14.1%
Baidu, Inc. — ADR (Cayman Islands) (a)	52,809	31,526,973
eBay, Inc. (a)	610,172	16,444,136
Google, Inc., Class A (a)	100,012	56,707,804
Tencent Holdings Ltd. (Cayman Islands)	901,200	18,083,776

		122,762,689

Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Marine Ports & Services 1.4%
China Merchants Holdings International Co., Ltd. (China)	3,240,067	$11,934,948

Multi-Line Insurance 1.6%
Loews Corp.	365,871	13,639,671

Multi-Sector Holdings 0.8%
Leucadia National Corp. (a)	279,965	6,945,932

Oil & Gas Exploration & Production 5.0%
Range Resources Corp.	235,181	11,022,933
Ultra Petroleum Corp. (Canada) (a)	702,960	32,779,025

		43,801,958

Other Diversified Financial Services 2.1%
BM&F BOVESPA SA (Brazil)	2,737,154	18,531,411

Pharmaceuticals 1.5%
Allergan, Inc.	197,630	12,909,192

Property & Casualty Insurance 2.3%
Berkshire Hathaway, Inc., Class B (a)	250,450	20,354,072

Publishing 0.9%
McGraw-Hill Cos., Inc.	224,044	7,987,169

Real Estate Management & Development 1.3%
Brookfield Asset Management, Inc., Class A (Canada)	461,529	11,732,067

Restaurants 2.9%
Starbucks Corp.	1,025,679	24,893,229

Specialized Finance 1.9%
CME Group, Inc.	51,613	16,315,385

Systems Software 1.1%
VMware, Inc., Class A (a)	174,448	9,298,078

Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services 1.8%
America Movil SAB de CV — ADR (Mexico)	305,093	$15,358,382

Total Long-Term Investments 95.1%
(Cost $508,830,306)		831,190,531

Repurchase Agreements 5.1%
Banc of America Securities ($7,675,213 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $7,675,215)		7,675,213

JPMorgan Chase & Co. ($36,782,169 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $36,782,179)		36,782,169

State Street Bank & Trust Co. ($1,618 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $1,618)		1,618

Total Repurchase Agreements 5.1%
(Cost $44,459,000)		44,459,000

Total Investments 100.2%
(Cost $553,289,306)		875,649,531

Liabilities in Excess of Other Assets (0.2%)		(2,166,444)

Net Assets 100.0%		$873,483,087

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.
ADR — American Depositary Receipt

Van Kampen Enterprise Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	Prices are based on quoted prices in active markets for identical investments.

Level 2—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3—	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Van Kampen Enterprise Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessary an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investment in Asset Position:
Common Stocks
Air Freight & Logistics	$29,156,066	$—	$—	$29,156,066
Application Software	36,227,203	—	—	36,227,203
Biotechnology	20,276,353	—	—	20,276,353
Casinos & Gaming	45,262,146	—	—	45,262,146
Communication Equipment	41,348,798	—	—	41,348,798
Computer Hardware	67,058,419	—	—	67,058,419
Constrction Materials	18,110,571	—	—	18,110,571
Consumer Finance	43,067,032	—	—	43,067,032
Data Processing & Outsourced Services	39,618,702	—	—	39,618,702
Department Stores	11,593,986	—	—	11,593,986
Distributors	15,891,554	—	—	15,891,554
Diversified Commercial & Professional Services	1,647,197	—	—	1,647,197
Electrical Components & Equipment	4,738,828	—	—	4,738,828
Fertilizers & Agricultural Chemicals	31,563,783	—	—	31,563,783
Health Care Equipment	15,686,738	—	—	15,686,738
Health Care Supplies	5,553,650	—	—	5,553,650
Human Resource & Employment Services	4,992,750	—	—	4,992,750
Internet Retail	62,932,572	—	—	62,932,572

Van Kampen Enterprise Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Internet Software & Services	$122,762,689	$—	$—	$122,762,689
Marine Ports & Services	11,934,948	—	—	11,934,948
Multi Line Insurance	13,639,671	—	—	13,639,671
Multi Sector Holdings	6,945,932	—	—	6,945,932
Oil & Gas Exploration & Production	43,801,958	—	—	43,801,958
Other Diversified Financial Services	18,531,411	—	—	18,531,411
Pharmaceuticals	12,909,192	—	—	12,909,192
Property & Casualty Insurance	20,354,072	—	—	20,354,072
Publishing	7,987,169	—	—	7,987,169
Real Estate Management Development	11,732,067	—	—	11,732,067
Restaurants	24,893,229	—	—	24,893,229
Specialized Finance	16,315,385	—	—	16,315,385
System Software	9,298,078	—	—	9,298,078
Wireless Telecommunication Services	15,358,382	—	—	15,358,382
Repurchase Agreements	—	44,459,000	—	44,459,000

Total Investments in Assets Position	$831,190,531	$44,459,000	$—	$875,649,531

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. Securities with a value of $42,175,337 transferred out of Level 2 investments and into Level 1 investments during the three month period ended March 31, 2010. These investments were classified as Level 2 investments as result of developments in foreign markets that were expected to materially affect the value of the investments.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Enterprise Fund

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010